Loans Receivable and Allowance for Loan Losses (Composition of the Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 924,676	$ 850,302
Deferred fees, net	(95)	(120)
Total loans receivable	924,581	850,182
Allowance for loan losses	(8,509)	(8,452)	$ (7,634)
Net loans receivable	$ 916,072	$ 841,730
Percent of Loans	100.00%	100.00%
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 229,781	$ 235,523
Allowance for loan losses	$ (1,552)	$ (1,328)	(1,272)
Percent of Loans	24.90%	27.70%
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 391,327	$ 374,790
Allowance for loan losses	$ (4,687)	$ (5,455)	(5,265)
Percent of Loans	42.30%	44.10%
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 17,732	$ 17,445
Allowance for loan losses	$ (95)	$ (93)	(90)
Percent of Loans	1.90%	2.00%
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 134,150	$ 110,542
Allowance for loan losses	$ (949)	$ (712)	(463)
Percent of Loans	14.50%	13.00%
Consumer Loans To Individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 151,686	$ 112,002
Allowance for loan losses	$ (1,226)	$ (864)	$ (544)
Percent of Loans	16.40%	13.20%